General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of General and Administrative Expenses [Abstract]
Payroll and related benefits (including share-based compensation)	$ 1,886	$ 2,262	$ 1,403
Professional services	1,966	3,369	2,440
Others	284	226	282
Total	$ 4,166	$ 5,857	$ 4,125